Basic and Diluted Loss Per Share - Schedule of antidilutive securities excluded from the computation of earnings per share (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	29,114,000	0	0
Number of contingent consideration shares issued during period (in shares)	0
Earn-Out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	5,000,000	0	0
Lock-Up Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	2,544,000	0	0
Finders Agreement Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	1,644,000	0	0
Period after closing date, term	7 years
Finders Agreement Shares | Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	1,643,750
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	13,333,000	0	0
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	4,981,000	0	0
PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of antidilutive securities excluded from the computation of earnings per share (in shares)	1,612,000	0	0